Other Accounts Receivable (Details) - Schedule of Other Accounts Receivable - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule of Other Accounts Receivable [Abstract]
Government authorities		$ 45		$ 52
Other receivables		46		2,504
Prepaid expenses		40		348
Other accounts receivable	$ 815	$ 131	$ 699	$ 2,904